UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FROM 13F COVER PAGE

Report for the calendar year or Quarter Ended: 9/30/2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Badgley Phelps Investment Managers
Address: 1420 5th Avenue
         Suite 3200
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of the Reporting Manager:

Name:      Lisa Guzman
Title:     Chief Compliance Officer
Phone:     206-623-6172
Signature, Place, and Date of Signing:

    Lisa Guzman   Seattle, WA   October 10, 2010


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total:   604769

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                                              88579y101     4858    56023 SH       Sole                    56023
Amazon.com                                      023135106     6010    38263 SH       Sole                    38263
American Tower                                  029912201     6371   124291 SH       Sole                   124291
Apple                                           037833100    12725    44845 SH       Sole                    44845
Avon Products                                   054303102     6232   194088 SH       Sole                   194088
Becton Dickinson                                075887109     7383    99639 SH       Sole                    99639
Berkshire Hathaway A                            084670108      290        2 SH       Sole                        2
Berkshire Hathaway B                            084670702      203     2450 SH       Sole                     2450
BlackRock                                       09247x101     5482    32197 SH       Sole                    32197
Boeing                                          097023105     6049    90911 SH       Sole                    90911
CarMax                                          143130102     7122   255643 SH       Sole                   255643
Cisco Systems                                   17275r102     7182   327963 SH       Sole                   327963
Cognizant Tech Solutions                        192446102    11413   177021 SH       Sole                   177021
Colgate-Palmolive                               194162103      209     2725 SH       Sole                     2725
Costco Wholesale                                22160k105     8306   128801 SH       Sole                   128801
CVS Caremark                                    126650100     5401   171620 SH       Sole                   171620
Ecolab                                          278865100     7114   140205 SH       Sole                   140205
Exxon Mobil                                     30231g102     8626   139606 SH       Sole                   139606
Fresenius Medical Care                          358029106     5929    96027 SH       Sole                    96027
Gilead Sciences                                 375558103     4843   135993 SH       Sole                   135993
Google                                          38259p508     7514    14290 SH       Sole                    14290
IBM                                             459200101     7170    53448 SH       Sole                    53448
Kohl's                                          500255104     4696    89137 SH       Sole                    89137
Microsoft                                       594918104     6674   272512 SH       Sole                   272512
Novartis                                        66987v109     6394   110872 SH       Sole                   110872
Oracle                                          68389x105     9520   354556 SH       Sole                   354556
PACCAR                                          693718108     5015   104157 SH       Sole                   104157
PepsiCo                                         713448108     8380   126131 SH       Sole                   126131
Praxair                                         74005p104     9383   103957 SH       Sole                   103957
Qualcomm                                        747525103     8818   195372 SH       Sole                   195372
Quest Diagnostics                               74834l100     6699   132733 SH       Sole                   132733
Schlumberger                                    806857108     6566   106576 SH       Sole                   106576
Starbucks                                       855244109      365    14305 SH       Sole                    14305
Stericycle                                      858912108     7822   112575 SH       Sole                   112575
Sysco                                           871829107     5043   176830 SH       Sole                   176830
Teva Pharmaceutical Industries                  881624209     6692   126868 SH       Sole                   126868
United Technologies                             913017109     7999   112304 SH       Sole                   112304
VISA Class A                                    92826c839     5815    78300 SH       Sole                    78300
Western Union                                   959802109     6180   349757 SH       Sole                   349757
YUM! Brands                                     988498101     8164   177248 SH       Sole                   177248
Albemarle                                       012653101     4876   104176 SH       Sole                   104176
Baker Hughes                                    057224107     4151    97446 SH       Sole                    97446
Bank of America                                 060505104     3870   295337 SH       Sole                   295337
Bank of New York Mellon                         064058100     3769   144222 SH       Sole                   144222
Chevron                                         166764100     7737    95454 SH       Sole                    95454
Covidien Ltd                                    g2554f105     4518   112425 SH       Sole                   112425
Edison International                            281020107     3567   103731 SH       Sole                   103731
Emerson Electric                                291011104     4957    94131 SH       Sole                    94131
EOG Resources                                   26875p101     4235    45554 SH       Sole                    45554
Fidelity National Info Service                  31620m106     3540   130477 SH       Sole                   130477
FirstEnergy                                     337932107     3271    84871 SH       Sole                    84871
General Electric                                369604103     5130   315679 SH       Sole                   315679
General Mills                                   370334104     6698   183319 SH       Sole                   183319
Goldman Sachs Group                             38141g104     3878    26823 SH       Sole                    26823
Hewlett-Packard                                 428236103     4611   109597 SH       Sole                   109597
Home Depot                                      437076102     5460   172342 SH       Sole                   172342
Hudson City Bancorp                             443683107     3788   308963 SH       Sole                   308963
Intel                                           458140100     3276   170621 SH       Sole                   170621
John Deere                                      244199105     5879    84250 SH       Sole                    84250
Johnson & Johnson                               478160104     4413    71227 SH       Sole                    71227
Johnson Controls                                478366107     3776   123811 SH       Sole                   123811
JPMorgan Chase                                  46625h100     5669   148961 SH       Sole                   148961
Kraft Foods                                     50075n104     6696   216988 SH       Sole                   216988
Marathon Oil                                    565849106     4589   138648 SH       Sole                   138648
Marsh & McLennan                                571748102     4809   199366 SH       Sole                   199366
McDonald's                                      580135101     6054    81257 SH       Sole                    81257
MetLife                                         59156r108     6854   178269 SH       Sole                   178269
Morgan Stanley                                  617446448     3217   130359 SH       Sole                   130359
National Oilwell Varco                          637071101     4926   110778 SH       Sole                   110778
Norfolk Southern                                655844108     4690    78813 SH       Sole                    78813
Occidental Petroleum                            674599105     3467    44276 SH       Sole                    44276
Pfizer                                          717081103     5454   317671 SH       Sole                   317671
Procter & Gamble                                742718109      281     4694 SH       Sole                     4694
Raytheon                                        755111507     3815    83465 SH       Sole                    83465
Thermo Fisher Scientific                        883556102     5217   108963 SH       Sole                   108963
Time Warner                                     887317303     3832   125009 SH       Sole                   125009
U.S. Bancorp                                    902973304      204     9425 SH       Sole                     9425
Verizon Communications                          92343v104     7252   222517 SH       Sole                   222517
Wells Fargo                                     949746101     3639   144903 SH       Sole                   144903
Wisconsin Energy                                976657106     3518    60869 SH       Sole                    60869
iShares Russell 2000 Fund ETF                   464287655     2467    36545 SH       Sole                    36545
iShares Russell Midcap Growth                   464287481      551    11055 SH       Sole                    11055
iShares Russell Midcap Index                    464287499     3140    34750 SH       Sole                    34750
iShares Russell Midcap Value                    464287473      546    13515 SH       Sole                    13515
iShares S&P MidCap 400 Index E                  464287507    13302   166104 SH       Sole                   166104
iShares S&P SmlCap 600 Growth                   464287887     3800    60826 SH       Sole                    60826
PowerShares FTSE RAFI US 1500                   73935x567     7797   140582 SH       Sole                   140582
iShares MSCI EAFE Index ETF                     464287465    33823   615852 SH       Sole                   615852
iShares MSCI Pacific Ex Japan                   464286665    18118   408991 SH       Sole                   408991
PowerShares Emerg Markets Infr                  73937b209     4646    96238 SH       Sole                    96238
Vanguard Emerg Markets Index E                  922042858    23728   521959 SH       Sole                   521959
Vanguard FTSE All-World Ex-US                   922042775      570    12560 SH       Sole                    12560
Vanguard FTSE All World ex-US                   922042718     9068    98865 SH       Sole                    98865
11808, Inc. - CERT                              751488107        0    27920 SH       Sole                    27920
3M                                              88579y101      254     2925 SH       Sole                     2925
Abbott Labs                                     002824100      328     6280 SH       Sole                     6280
Atel Cap Equip Fund VII                         00207u104        4    10000 SH       Sole                    10000
Berkshire Hathaway A                            084670108      498        4 SH       Sole                        4
Colgate-Palmolive                               194162103      211     2741 SH       Sole                     2741
Elements Rogers Total Return C                  870297801    20409  2557501 SH       Sole                  2557501
Gilead Sciences                                 375558103     3410    95749 SH       Sole                    95749
iPath Dow Jones - UBS Commdty                   06738c778    13402   316977 SH       Sole                   316977
iShares Barclays Aggregate Bon                  464287226     1073     9900 SH       Sole                     9900
iShares Barclays Interm Govt/C                  452553308     2519    22827 SH       Sole                    22827
iShares Barclays U.S. TIPS Fun                  464287176      749     6879 SH       Sole                     6879
Kimberly-Clark                                  494368103      310     4763 SH       Sole                     4763
Microsoft                                       594918104      209     8545 SH       Sole                     8545
PepsiCo                                         713448108      223     3350 SH       Sole                     3350
S&P 500 Depository Receipt (SP                  78462f103     1888    16545 SH       Sole                    16545
streetTRACKS Gold Trust                         78463v107      730     5705 SH       Sole                     5705
Vanguard Total Mkt Viper                        922908769      756    12944 SH       Sole                    12944